Schedule of Debt (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total lines of credit	$ 1,133,652	$ 1,500,953	$ 456,995
Total long-term debt	5,645,819	7,930,477
Noncurrent portion of long-term debt - related parties		1,403,756	1,595,669
Less: current portion of long-term notes payable	(3,333,333)	(577,260)
Senior Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Senior convertible notes payable- related parties	422,272
Senior convertible notes payable		1,428,161	1,428,161
Convertible notes payable	10,000,000	591,104
Debt issuance costs	(6,821,756)	(280,511)	(366,666)
Total long-term senior convertible notes payable	3,600,516	1,738,754	1,061,495
Less: current portion of long-term notes payable	(3,333,333)	(577,260)
Noncurrent portion of long-term convertible notes payable	267,183	1,161,494	1,061,495
Less: current portion of long-term notes payable		(577,260)
Notes Payable [Member]
Short-term Debt [Line Items]
Debt issuance costs		(34,997)	(212,848)
Notes payable	35,151	1,932,088	1,621,015
Total long-term debt	35,151	1,897,091	1,408,167
Less: current portion of long-term debt	(15,185)	(1,301,212)	(1,365,675)
Noncurrent portion of long-term debt	19,966	595,879	42,492
Notes Payable - Related Parties [Member]
Short-term Debt [Line Items]
Debt issuance costs		(33,833)	(1,686,352)
Notes payable	876,500	2,827,512	3,282,021
Total notes payable - related parties:	876,500	2,793,679	1,595,669
Less: current portion of long-term debt - related parties	(876,500)	(1,389,922)
Noncurrent portion of long-term debt - related parties		1,403,757	1,595,669
Line of Credit [Member]
Short-term Debt [Line Items]
Lines of credit	1,133,652	1,133,652
Receivables financing		367,301
Total lines of credit	$ 1,133,652	1,500,953	456,995
Debt issuance costs			(15,573)
Asset backed line of credit		$ 1,133,652	$ 472,567